Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

11. LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.

	Year ended December 31,
	2023	2022	2021

(Loss) attributable to equity holders of the company ($000)	(17,691)	(15,397)	(23,417)
Weighted average number of ordinary shares in issue	102,471,016	101,526,389	97,932,055
Basic loss per share (cents per share)	(17.3)	(15.2)	(23.9)

As the Group is reporting a loss from continuing operations for the year then, in accordance with IAS 33, share options, warrants and convertible loan notes are not considered dilutive because the exercise of the share options would have an anti-dilutive effect. The basic and diluted earnings per share as presented on the face of the income statement are therefore identical. All earnings per share figures presented above arise from continuing and total operations and therefore no earnings per share for discontinued operations are presented. The weighted average number of ordinary shares in issuance is stated as net excluding Treasury shares.